Cover	Sep. 16, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 16, 2026
Entity File Number	333-174194
Entity Registrant Name	GRAPHENE & SOLAR TECHNOLOGIES LIMITED
Entity Central Index Key	0001497649
Entity Tax Identification Number	27-2888719
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	11201 North Tatum Blvd.
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85028
City Area Code	(602)
Local Phone Number	388-8335
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false